PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

5. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Deductible input VAT and VAT refunds receivable	180,529,266	221,121,149
Prepayments to suppliers	34,798,844	61,597,780
Deferred charge	24,910,815	22,200,487
Receivable from online platforms	12,035,147	19,827,258
Interest receivable	10,503,125	12,725,205
Others	5,161,142	6,064,693

Prepayments and other current assets	267,938,339	343,536,572